SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Policies
Schedule of Earnings Per Share, Basic and Diluted

	For the Year Ended December 31, 2022		For the Period from April 20, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$8,996,273	$2,249,068	$4,544,373	$4,099,815
Denominator:
Basic and diluted weighted average ordinary shares outstanding	23,000,000	5,750,000	5,772,549	5,207,843
Basic and diluted net income (loss) per ordinary share	$0.39	$0.39	$0.79	$0.79

TKB CRITICAL TECHNOLOGIES 1
Summary Of Significant Policies
Schedule of Temporary Equity Balance Sheet
As of December 31, 2022 and 2021, the Class A ordinary shares, classified as temporary equity in the balance sheets, are reconciled in the following table:

Gross proceeds from initial public offering	$230,000,000
Less:
Proceeds allocated to public warrants	(10,925,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(19,774,793)
Plus:
Re-measurement on Class A ordinary shares subject to possible redemption amount	35,299,793
Class A ordinary shares subject to possible redemption, December 31, 2021	$234,600,000
Plus:
Re-measurement of carrying value to redemption value	3,387,827
Class A ordinary shares subject to possible redemption, December 31, 2022	$237,987,827